Remuneration System for the Management Board and Employees of the Group - Summary of Development of RSU Plans (Details) - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Development of RSU Plans [Line Items]
Exercised Stock Options	3,950
Exercisable stock options	72,650
2019 Morph. US RSU [Member]
Development of RSU Plans [Line Items]
Outstanding	6,337	12,717
Additions	0
Exercised Stock Options	0
Number of share options forfeited in share-based payment arrangement	(6,380)
Expired	0
Exercisable stock options	0
Two thousand Twenty April restricted Stock Unit plan [Member]
Development of RSU Plans [Line Items]
Outstanding	20,506	39,770
Additions	0
Exercised Stock Options	0
Number of share options forfeited in share-based payment arrangement	(19,264)
Expired	0
Exercisable stock options	0
Two thousand Twenty October restricted Stock Unit plan [Member]
Development of RSU Plans [Line Items]
Outstanding	5,832	7,678
Additions	0
Exercised Stock Options	0
Number of share options forfeited in share-based payment arrangement	(1,846)
Expired	0
Exercisable stock options	0
2021 April Restricted Stock Unit Plan [Member]
Development of RSU Plans [Line Items]
Outstanding	42,996	0
Additions	67,724
Exercised Stock Options	0
Number of share options forfeited in share-based payment arrangement	(24,728)
Expired	0
Exercisable stock options	0
2021 October Restricted Stock Unit Plan [Member]
Development of RSU Plans [Line Items]
Outstanding	34,335	0
Additions	36,827
Exercised Stock Options	0
Number of share options forfeited in share-based payment arrangement	(2,492)
Expired	0
Exercisable stock options	0